Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 198,311,616		¥ 176,217,767
Accrued marketing cost	149,202,671		132,487,573
Accrued settlement relating to class action lawsuits	38,254,200
Other tax payable	25,482,315		18,974,895
Deposits	22,924,693		19,994,929
Others	24,152,497		36,365,656
Total	¥ 458,327,992	$ 71,921,663	¥ 384,040,820